Property, Plant and Equipment	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

NOTE 4 - PROPERTY, PLANT AND EQUIPMENT

a.	Composition of assets, grouped by major classifications, is as follows:

	December 31,
	2019	2018
	($ in thousands)
Cost:
Computer equipment	$287	$241
Office furniture and equipment	95	73
Machinery and equipment	1,414	1,262
Leasehold improvements	206	144
	2,002	1,720
Less - accumulated depreciation and amortization	(1,455)	(1,299)
Net carrying amount	$547	$421

b.	Depreciation and amortization expenses totaled approximately $158,000 and $139,000 for the years ended December 31, 2019 and 2018, respectively.